Investments in Joint Ventures	12 Months Ended
Dec. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
Investments in Joint Ventures
7. Investments in joint ventures
Details of each of the Company’s joint ventures at December 31, 2021 and 2022 are as follows:

		Proportion of ownership interest held by the Company
Name of joint venture	Principal activity	December 31, 2021	December 31, 2022
Spacegas Inc.	Ownership and operation of the vessel “Gas Defiance”	50.1%	50.1%
Financial Power Inc.	Ownership and operation of the vessel “Gas Shuriken”	50.1%	50.1%
Cannes View Inc	Ownership and operation of the vessel “Gas Haralambos”	50.1%	50.1%
Colorado Oil and Gas Inc.	Ownership and operation of the vessel “Eco Lucidity”	50.1%	50.1%
Frost Investments Corp. Inc.	Ownership and operation of the vessel “Eco Nebula”*	50.1%	50.1%
MGC Agressive Holdings Inc.	Ownership and operation of the vessels “Gaschem Hamburg”**, “Eco Evoluzione”*** and “Gaschem Bremen” and one LPG vessel under construction	51.0%	51.0%

*	The vessel “Eco Nebula” was sold to an unrelated party on August 9, 2022
**	The vessel “Gaschem Hamburg” was sold to an unrelated party on May 10, 2021
***	The vessel Eco Evoluzione was sold to an unrelated party on March 29, 2023

The Company’s exposure is limited to its share of the net assets of Spacegas Inc., Financial Power Inc., Cannes View Inc., Colorado Oil and Gas Inc., Frost Investments Corp. Inc. and MGC Agressive Holdings Inc. (collectively “the joint venture entities”) proportionate to its equity interest in these companies and to any losses that may arise in connection with the loan agreements guaranteed by the Company (Note 17). The Company shares the profits and losses, cash flows and other matters relating to its investments in the joint venture entities in accordance with its ownership percentage. The Company accounts for investments in joint ventures using the equity method since it has joint control over the joint venture entities. The Company does not consolidate the joint venture entities because it does not have a controlling financial interest. The significant factors considered and judgments made in determining that the power to direct the activities of the joint venture entities that most significantly impact their economic performance are shared, are that all significant business decisions over operating and financial policies of the joint venture entities, require consent from each joint venture investor.
Below is a table of equity investment activity:

	Year Ended December 31,
	2021	2022
Beginning balance	$43,177,656	$53,323,032
New investments (Note 3)	3,348,675	—
Dividends received	(1,530,000)	(17,552,999)
Equity earnings	8,326,701	10,862,687

Investments in joint ventures	$53,323,032	$46,632,720
As of December 31, 2021 and
2022
, the carrying value of the Company’s equity method investments was $1.95 million higher than its interest in the investee’s underlying net assets. This basis difference relates to a vessel under construction and will be amortized over the vessel’s useful life.

A condensed summary of the financial information for equity accounted investments partially owned by the Company shown on a
100
% basis is as follows:

	December 31, 2021
	Spacegas Inc.	Financial Power Inc.	Cannes View Inc.	Colorado Oil and Gas Inc.	Frost Investments Corp. Inc.	MGC Agressive Holdings Inc.
Current assets	2,347,954	3,112,192	1,630,592	1,017,765	13,208,202	23,228,225
Non-current assets	11,900,116	11,924,795	13,071,670	11,870,528	18,532,414	56,221,031
Current liabilities	1,426,492	1,506,835	1,687,929	3,231,113	2,247,545	5,357,705
Long-term liabilities	4,178,256	4,178,256	6,307,812	5,519,327	8,008,092	22,799,849
Revenues	3,023,283	3,464,824	4,227,682	3,154,728	7,162,657	17,468,871
Operating income/(loss)	26,559	893,121	396,337	(216,091)	3,509,152	13,857,864
Net income/(loss)	(105,179)	762,975	128,636	(466,393)	3,148,404	12,918,760
Net assets	8,643,322	9,351,896	6,706,521	4,137,853	21,484,979	51,291,702
Company’s share in net assets (%)	50.1%	50.1%	50.1%	50.1%	50.1%	51%
Company’s share in net assets	4,330,304	4,685,300	3,359,967	2,073,064	10,763,974	26,158,768

	December 31, 2022
	Spacegas Inc.	Financial Power Inc.	Cannes View Inc.	Colorado Oil and Gas Inc.	Frost Investments Corp. Inc.	MGC Agressive Holdings Inc.
Current assets	2,323,787	3,308,976	2,294,202	579,177	516,819	21,603,351
Non-current assets	11,241,184	11,273,982	12,341,369	11,405,265	—	60,172,554
Current liabilities	4,652,305	4,645,584	1,807,403	2,745,605	372,861	5,547,238
Long-term liabilities	—	—	5,563,887	4,868,390	—	18,704,581
Revenues .	4,049,999	3,283,046	3,986,715	2,998,258	4,938,210	17,283,019
Operating income/(loss)	456,263	766,281	906,716	540,162	11,921,775	8,843,867
Net income/(loss)	269,340	585,475	557,760	232,593	11,658,979	8,230,018
Net assets	8,912,666	9,937,374	7,264,281	4,370,447	143,958	57,524,086
Company’s share in net assets (%)	50.1%	50.1%	50.1%	50.1%	50.1%	51%
Company’s share in net assets	4,465,246	4,978,624	3,639,405	2,189,594	72,123	29,337,284